Schedule of deferred taxes offset for the purpose of presentation in the balance sheet (Details) - BRL (R$) R$ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Liabilities
IfrsStatementLineItems [Line Items]
Tax calculation, liabilities	R$ 5,559,657	R$ 4,981,691
IR and CSl offsetting, liabilites	(4,303,129)	(3,747,293)
Balance, liabilities	R$ 1,256,528	R$ 1,234,398
Braskem S.A. | Liabilities
IfrsStatementLineItems [Line Items]
Headquarters country	Brazil	Brazil
Tax calculation, liabilities	R$ 2,506,891	R$ 2,090,002
IR and CSl offsetting, liabilites	R$ (2,506,891)	R$ (2,090,002)
Braskem America | Liabilities
IfrsStatementLineItems [Line Items]
Headquarters country	USA	USA
Tax calculation, liabilities	R$ 1,627,524	R$ 1,528,340
IR and CSl offsetting, liabilites	(370,996)	(293,942)
Balance, liabilities	R$ 1,256,528	R$ 1,234,398
Braskem Idesa | Liabilities
IfrsStatementLineItems [Line Items]
Headquarters country	Mexico	Mexico
Tax calculation, liabilities	R$ 1,418,458	R$ 1,356,693
IR and CSl offsetting, liabilites	R$ (1,418,458)	R$ (1,356,693)
Cetrel | Liabilities
IfrsStatementLineItems [Line Items]
Headquarters country	Brazil	Brazil
Tax calculation, liabilities	R$ 5,030	R$ 5,269
IR and CSl offsetting, liabilites	R$ (5,030)	R$ (5,269)
DAC | Liabilities
IfrsStatementLineItems [Line Items]
Headquarters country	Brazil	Brazil
Tax calculation, liabilities	R$ 1,754	R$ 1,387
IR and CSl offsetting, liabilites	(1,754)	(1,387)
Assets
IfrsStatementLineItems [Line Items]
Tax calculation, assets	12,069,485	12,277,265
IR and CSL offsetting, assets	(4,303,129)	(3,747,293)
Balance, assets	R$ 7,766,356	R$ 8,529,972
Assets | Braskem S.A.
IfrsStatementLineItems [Line Items]
Headquarters country	Brazil	Brazil
Tax calculation, assets	R$ 8,467,762	R$ 8,626,703
IR and CSL offsetting, assets	(2,506,891)	(2,090,002)
Balance, assets	R$ 5,960,871	R$ 6,536,701
Assets | Braskem Argentina [Member]
IfrsStatementLineItems [Line Items]
Headquarters country	Argentina	Argentina
Tax calculation, assets	R$ 2,313	R$ 2,850
Balance, assets	R$ 2,313	R$ 2,850
Assets | Braskem America
IfrsStatementLineItems [Line Items]
Headquarters country	USA	USA
Tax calculation, assets	R$ 370,996	R$ 293,942
IR and CSL offsetting, assets	R$ (370,996)	R$ (293,942)
Assets | Braskem Alemanha
IfrsStatementLineItems [Line Items]
Headquarters country	Germany	Germany
Tax calculation, assets	R$ 51,465	R$ 47,277
Balance, assets	R$ 51,465	R$ 47,277
Assets | Braskem Chile [Member]
IfrsStatementLineItems [Line Items]
Headquarters country	Chile	Chile
Tax calculation, assets	R$ 319	R$ 287
Balance, assets	R$ 319	R$ 287
Assets | Braskem Idesa
IfrsStatementLineItems [Line Items]
Headquarters country	Mexico	Mexico
Tax calculation, assets	R$ 3,109,438	R$ 3,213,624
IR and CSL offsetting, assets	(1,418,458)	(1,356,693)
Balance, assets	R$ 1,690,980	R$ 1,856,931
Assets | Braskem Idesa Servicos [Member]
IfrsStatementLineItems [Line Items]
Headquarters country	Mexico	Mexico
Tax calculation, assets	R$ 1,087	R$ 14,765
Balance, assets	R$ 1,087	R$ 14,765
Assets | Braskem M&amp;amp;amp;amp;#63;xico Servi&amp;amp;amp;amp;#63;os
IfrsStatementLineItems [Line Items]
Headquarters country	Mexico	Mexico
Tax calculation, assets	R$ 1,871	R$ 8,503
Balance, assets	R$ 1,871	R$ 8,503
Assets | Cetrel
IfrsStatementLineItems [Line Items]
Headquarters country	Brazil	Brazil
Tax calculation, assets	R$ 24,249	R$ 23,645
IR and CSL offsetting, assets	(5,030)	(5,269)
Balance, assets	R$ 19,219	R$ 18,376
Assets | DAC
IfrsStatementLineItems [Line Items]
Headquarters country	Brazil	Brazil
Tax calculation, assets	R$ 39,985	R$ 45,669
IR and CSL offsetting, assets	(1,754)	(1,387)
Balance, assets	R$ 38,231	R$ 44,282